Income Taxes, income tax rate reconciliation by item (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax rate, net of federal benefit on income tax rate	4.20%	[1]	(5.70%)	[1]	1.00%	[1]
Effect of noncontrolling interests on income tax rate			(0.80%)		(1.40%)
Effect of correction of deferred taxes on income tax rate	(3.10%)	[2]	1.60%	[2]
Other differences effect on income tax rate	1.40%		1.10%		(1.30%)
Total income tax rate	37.50%		31.20%		33.30%

[1]	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.
[2]	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.